Subsequent Events (Details) - USD ($)								12 Months Ended
	Mar. 23, 2026	Mar. 13, 2026	Feb. 19, 2026	Feb. 17, 2026	Feb. 12, 2026	Jan. 30, 2026	Jan. 05, 2026	Dec. 31, 2025	Apr. 21, 2026	Apr. 15, 2026	Mar. 24, 2026	Dec. 31, 2024
Subsequent Events [Line Items]
Share issued								2,436,907				759,107
2025 Plan [Member]
Subsequent Events [Line Items]
Issuance of shares								334,859
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of average closing price			90.00%
Trading days			5 days
Investment fund (in Dollars)		$ 400,000	$ 600,000
Price per share (in Dollars per share)			$ 0.8776
Share issued											1,139,472
Outstanding payables (in Dollars)				$ 688,404.92
Conversion price (in Dollars per share)				$ 1.19
Stockholders’ equity (in Dollars)							$ 2,500,000
Subsequent Event [Member] | Convertible Loan Note Agreement [Member]
Subsequent Events [Line Items]
Share issued				289,200
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued								2,258,611				580,811
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Price per share (in Dollars per share)				$ 1.16
Share issued										300,000
Restricted shares				593,453
Closing price shares to be issued					243,026
Obligations amount (in Dollars)	$ 20,000,000
Price per share (in Dollars per share)										$ 1.17
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Share issued								178,296				178,296
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Share issued									100,000
Price per share (in Dollars per share)									$ 1.17
Maximum [Member] | Subsequent Event [Member] | 2025 Plan [Member]
Subsequent Events [Line Items]
Issuance of shares						334,859
Investor [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate purchase price (in Dollars)			$ 1,000,000